June 24, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
     John Hancock World Fund (the "Registrant") on behalf of:
     John Hancock Biotechnology Fund
     John Hancock Health Sciences Fund

     File Nos. 33-10722; 811-4932


Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrants Form N-CSR filing for the period ending April 30, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary


ITEM 1.  REPORT TO SHAREHOLDERS.

JOHN HANCOCK
Biotechnology Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25

To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The fund seeks
long-term capital
appreciation by
normally invest-
ing at least 80%
of its assets in
securities of
U.S. and foreign
biotechnology
companies.

Over the last six months

* Biotechnology stocks posted very strong returns, outpacing the overall stock market.

* The fund benefited from its holdings in companies with success in new cancer-related and other treatments.

* Disappointing new products hurt some holdings.

[Bar chart with heading "John Hancock Biotechnology Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 5% with 0% at the bottom and 25% at the top. The first bar represents the 21.38% total return for Class A. The second bar represents the 20.94% total return for Class B. The third bar represents the 20.94% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 9.5%   Amgen, Inc.
 4.6%   Genentech, Inc.
 4.5%   Biogen Idec, Inc.
 4.0%   Gilead Sciences, Inc.
 3.9%   OSI Pharmaceuticals, Inc.
 3.1%   Millennium Pharmaceuticals, Inc.
 2.6%   ILEX Oncology, Inc.
 2.5%   Genzyme Corp.
 2.5%   Invitrogen Corp.
 2.4%   Eyetech Pharmaceuticals, Inc.

As a percentage of net assets on April 30, 2004.

BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
Biotechnology Fund

Biotechnology stocks posted strong returns during the six months ended April 30, 2004, outperforming the broader stock market by a significant margin. Some of the sector's strength can be traced to a recovering economy, which drove investors away from safe havens into faster-growing companies, including biotech shares. And continuing a trend that began in 2003, the biotech sector was powered by positive clinical trial results and a rise in product approvals, as the Food and Drug Administration continued to accelerate the drug approval process and helped lower the cost of drug development by reducing agency review times. Another factor pushing biotech shares higher was the fact that major drug companies didn't have many new blockbuster drugs in the development pipeline. So they bought new drugs from biotech firms, and in some cases, bought the biotech firms outright.

"Biotechnology stocks
 posted strong returns
 during the six months
 ended April 30, 2004,
 outperforming the
 broader stock market by
 a significant margin."

PERFORMANCE AND STRATEGY REVIEW

For the six months ended April 30, 2004, John Hancock Biotechnology Fund's Class A, Class B and Class C shares posted total returns of 21.38%, 20.94% and 20.94%, respectively, at net asset value. During the same period, the more broadly diversified average health/biotechnology fund had a total return of 13.78%, according to Lipper, Inc., 1 while the Standard & Poor's 500 Index returned 6.27% and the Nasdaq Biotechnology Index returned 9.31%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

The Fund's outperformance of its peer group can be partly attributed to its investment focus on the narrow biotech sector. Other funds with broader investment parameters weren't as concentrated in biotech stocks, which led the diversified health-care sector during the period. The Fund also benefited from good stock selection.

[A photo of Linda Miller flush right next to first paragraph.]

NEW DRUGS POWER LEADERS

A broad number of stocks contributed to the strong performance of the Fund. The biggest contributor during the period was OSI Pharmaceuticals, which ignited in the final days of the period on news that its experimental cancer drug Tarceva had extended survival in late-stage lung cancer patients. Tarceva is what's known as an epidermal growth factor receptor inhibitor that shrinks tumors by blocking proteins that promote the spread of cancer cells. That announcement also sent the price of Genentech, OSI's commercial partner, higher. But that wasn't the only factor propelling shares of Genentech. The company enjoyed better-than-expected financial results thanks to strong gains in sales of its other cancer drugs. Among Genentech's most successful products are Avastin and Herceptin, used to combat breast cancer, and Rituxan, a treatment for lymphoma. MGI Pharma's stock rose in response to sharply rising revenues stemming from strong sales of Aloxi, a treatment for nausea caused by chemotherapy. Unfortunately, not all cancer treatment-related companies fared as well. Our holdings in Millennium Pharmaceuticals, for example, lost ground on lower-than-expected sales for its cancer drug Velcade and weak sales of its cardiovascular product Integrilin.

"A broad number of stocks
 contributed to the strong
 performance of the Fund."


Another standout was Biogen Idec, which already sells a successful drug to treat multiple sclerosis, but was further helped by growing excitement over an experimental drug for the disease. Our holdings in Tularik also worked in our favor. News that the company -- which is developing potential therapies for cancer, diabetes and obesity -- was to be acquired by Amgen, sent the stock significantly higher. Unfortunately, Amgen didn't benefit to the same extent from the announcement, which was one reason why it proved to be one of the biggest detractors from performance for the period. Amgen suffered throughout the period from concerns regarding future Medicare reimbursement for its products and questions over its ability to develop future blockbuster drugs.

There was no sleeping at the switch for the developers of treatments for insomnia. Sepracor, a firm that specializes in drugs for the respiratory and central nervous system saw its share price rise significantly thanks in large part to preliminary FDA approvals of its insomnia drug. Likewise, the shares of Neurocrine Biosciences also moved higher as it completed several promising late-stage clinical trials of its insomnia drug and moved closer to seeking FDA approval for it with partner Pfizer.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 97%, and Short-term investments & other 3%.]

OUTLOOK

We remain optimistic about the long-term outlook for the biotechnology sector, but we would note that the remainder of 2004 is likely to present challenges for the group. The upcoming U.S. presidential election is bound to escalate attention on national health-care policies. Up until this point, the political environment has been fairly favorable for health-care companies. Whether or not that continues to be the case remains to be seen. Another challenge may be better-than-expected economic growth. Historically speaking, health-care and biotechnology companies tend to do best when the economy is growing at a modest pace. If economic growth accelerates more quickly and interest rates rise substantially, investors may turn their sights elsewhere. As always, fundamental challenges persist. These include the risks involved in new product development, the high costs of research, development, manufacturing and sales, and the weak, albeit improving, economic position of payers around the world. In addition, some stocks in the group appear to have gotten too expensive relative to their fundamentals, although many reasonably priced opportunities remain. Over the long term, however, we maintain a favorable outlook for the health-care sector because we believe that demographics and new product innovation should continue to power the group.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is OSI Pharmaceuticals followed by an up arrow with the phrase "Promise of lung-cancer drug boosts stock." The second listing is Genentech followed by an up arrow with the phrase "Strong demand for company's new cancer drug." The third listing is Millennium Pharmaceuticals followed by a down arrow with the phrase "Slow sales of company's cancer treatment."]

"The upcoming U.S.
 presidential election
 is bound to escalate
 attention on national
 health-care policies."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect her own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004

                              Class A      Class B      Class C
Inception date                 3-1-01       3-1-01       3-1-01

Average annual returns with maximum sales charge (POP)
One year                        52.81%       54.64%       56.92%
Since inception                 -4.91%       -4.95%       -4.33%

Cumulative total returns with maximum sales charge (POP)
Six months                      15.30%       15.94%       18.79%
One year                        52.81%       54.64%       56.92%
Since inception                -14.73%      -14.83%      -13.07%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

             Cum Value    Cum Value                      Nasdaq
               of $10K      of $10K     S&P 500   Biotechnology
Plot Date     (No Load)     (w/Load)      Index           Index

3-1-01         $10,000       $9,500     $10,000         $10,000
3-31-01          8,520        8,091       9,366           7,966
4-30-01          9,870        9,373      10,094           9,476
5-31-01         10,610       10,076      10,162          10,263
7-31-01          9,300        8,832       9,817           9,031
10-31-01         9,490        9,012       8,621           8,975
1-31-02          8,609        8,176       9,227           8,106
4-30-02          6,927        6,578       8,820           6,769
5-31-02          6,266        5,951       8,755           6,026
7-31-02          5,606        5,324       7,497           5,334
10-31-02         5,556        5,276       7,318           5,315
1-31-03          5,105        4,848       7,103           5,052
4-30-03          5,586        5,305       7,646           5,966
5-31-03          6,637        6,303       8,049           7,096
7-31-03          7,368        6,997       8,295           7,615
10-31-03         7,398        7,025       8,841           7,432
1-31-04          8,429        8,004       9,558           8,050
4-30-04          8,979        8,527       9,385           8,252

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1 and is equal to $9,385 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, before sales charge, and is equal to $8,979 as of April 30, 2004. The third line represents the value of the same hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, after sales charge, and is equal to $8,527 as of April 30, 2004. The fourth line represents Index 2 and is equal to $8,252 as of April 30, 2004.

                                    Class B      Class C 1
Period beginning                     3-1-01       3-1-01
Without sales charge                 $8,780       $8,780
With maximum sales charge            $8,517       $8,693
Index 1                              $9,385       $9,385
Index 2                              $8,252       $8,252

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Nasdaq Biotechnology Index -- Index 2 -- is an unmanaged index that represents the largest and most actively traded Nasdaq biotechnology stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                       SHARES             VALUE
COMMON STOCKS 97.44%                                                                                      $25,852,826
(Cost $19,981,714)

Biotechnology 96.59%                                                                                       25,625,546
Abgenix, Inc.*                                                                               30,000           488,100
Accredo Health, Inc.*                                                                        12,500           483,125
Affymetrix, Inc.* +                                                                          20,000           611,200
Alkermes, Inc.*                                                                              35,000           536,550
Amgen, Inc.*                                                                                 45,000         2,532,150
Amylin Pharmaceuticals, Inc.* +                                                              11,000           246,400
Applera Corp. -- Applied Biosystems Group                                                    21,000           389,970
Applera Corp. -- Celera Genomics Group*                                                      32,500           383,175
Atrix Laboratories, Inc.*                                                                     7,000           211,120
Biogen Idec, Inc.* +                                                                         20,000         1,180,000
Caliper Life Sciences, Inc.*                                                                 66,300           445,536
Celgene Corp.* +                                                                              5,000           258,450
Cephalon, Inc.*                                                                               9,500           540,645
Chiron Corp.*                                                                                10,000           464,000
Enzon Pharmaceuticals, Inc.*                                                                 15,000           217,650
Eyetech Pharmaceuticals, Inc. *                                                              18,000           643,500
Fisher Scientific International, Inc.+                                                        7,000           409,850
Genentech, Inc.*                                                                             10,000         1,228,000
Gen-Probe, Inc. *                                                                             8,000           266,720
Genzyme Corp.*                                                                               15,000           653,400
Gilead Sciences, Inc.*                                                                       17,500         1,064,525
Human Genome Sciences, Inc.*                                                                 35,000           427,000
ICOS Corp.*                                                                                   5,000           159,950
ILEX Oncology, Inc.*                                                                         30,000           695,700
Invitrogen Corp.*                                                                             9,000           650,070
Kosan Biosciences, Inc.*                                                                     25,000           345,500
Ligand Pharmaceuticals, Inc. (Class B)* +                                                    20,000           428,200
Martek Biosciences Corp.*                                                                     7,500           476,175
Maxygen, Inc.*                                                                               18,000           196,020
Medarex, Inc.* +                                                                             30,000           285,900
Medicines Co. (The)*                                                                         19,000           621,490
MedImmune, Inc.*                                                                              7,500           181,800

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                       SHARES             VALUE
Biotechnology (continued)
MGI Pharma, Inc.* +                                                                           6,000           370,920
Millennium Pharmaceuticals, Inc.*                                                            55,000           824,450
Molecular Devices Corp.*                                                                     10,000           196,000
Nabi Biopharmaceuticals*                                                                     20,000           327,000
Nektar Therapeutics*                                                                         12,500           253,125
Neurocrine Biosciences, Inc.* +                                                               9,000           590,670
NPS Pharmaceuticals, Inc.* +                                                                 10,000           250,500
Nuvelo, Inc.*                                                                                28,000           302,680
Onyx Pharmaceuticals, Inc.* +                                                                 8,000           394,560
OSI Pharmaceuticals, Inc.* +                                                                 14,000         1,033,060
Protein Design Labs, Inc.*                                                                   22,500           550,800
QIAGEN N.V. (Netherlands) *+                                                                 25,000           296,250
Rigel Pharmaceuticals, Inc.*                                                                 16,000           339,360
Sepracor, Inc. * +                                                                           11,000           525,910
Telik, Inc.* +                                                                               17,000           398,990
Teva Pharmaceutical Industries Ltd.
American Depositary Receipt (ADR) (Israel)                                                   10,000           615,600
Vicuron Pharmaceuticals, Inc. *                                                              12,000           273,720
ZymoGenetics, Inc.*                                                                          22,718           360,080

Real Estate Investment Trust 0.85%                                                                            227,280
Alexandria Real Estate Equities, Inc.                                                         4,000           227,280


                                                                             INTEREST     PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                           RATE         (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 31.07%                                                                              $8,241,899
(Cost $8,241,899)

Joint Repurchase Agreement 4.70%
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 04-30-04,
due 05-03-04 (Secured by U.S. Treasury Inflation
Indexed Bond 3.875%, due 04-15-29 and U.S.
Treasury Inflation Indexed Note 3.000%,
due 07-15-12)                                                                0.93%           $1,247         1,247,000

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                       SHARES             VALUE
Cash Equivalents 26.37%
AIM Cash Investment Trust**                                                               6,994,899         6,994,899

TOTAL INVESTMENTS 128.51%                                                                                 $34,094,725

OTHER ASSETS AND LIABILITIES, NET (28.51%)                                                                ($7,563,963)

TOTAL NET ASSETS 100.00%                                                                                  $26,530,762


 * Non-income-producing security.

** Represents investment of securities lending collateral.

 + All or a portion of this security is on loan on April 30, 2004.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $28,223,613)
including $6,741,816 of securities loaned                         $34,094,725
Cash                                                                      506
Receivable for investments sold                                       354,283
Receivable for shares sold                                            255,516
Interest receivable                                                        32
Receivable from affiliates                                              7,154
Other assets                                                              384

Total assets                                                       34,712,600

LIABILITIES
Payable for investments purchased                                   1,107,333
Payable for shares repurchased                                         22,614
Payable for securities on loan                                      6,994,899
Payable to affiliates
Management fees                                                        20,251
Distribution and service fees                                           1,698
Other                                                                   7,410
Other payables and accrued expenses                                    27,633

Total liabilities                                                   8,181,838

NET ASSETS
Capital paid-in                                                    26,067,748
Accumulated net realized loss on investments                       (5,195,406)
Net unrealized appreciation of investments                          5,871,112
Accumulated net investment loss                                      (212,692)

Net assets                                                        $26,530,762

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($11,222,175 [DIV] 1,251,176 shares)                            $8.97
Class B ($11,321,622 [DIV] 1,289,324 shares)                            $8.78
Class C ($3,986,965 [DIV] 454,083 shares)                               $8.78

MAXIMUM OFFERING PRICE PER SHARE
Class A 1($8.97 [DIV] 95%)                                              $9.44
Class C ($8.78 [DIV] 99%)                                               $8.87

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Securities lending                                                     $9,150
Interest                                                                6,577
Dividends (net of foreign withholding taxes of $83)                     1,099

Total investment income                                                16,826

EXPENSES
Investment management fees                                            103,920
Class A distribution and service fees                                  15,460
Class B distribution and service fees                                  47,847
Class C distribution and service fees                                  16,087
Transfer agent fees                                                    47,106
Registration and filing fees                                           20,831
Professional fees                                                      10,699
Printing                                                                8,482
Custodian fees                                                          8,458
Accounting and legal services fees                                      3,351
Miscellaneous                                                           1,024
Trustees' fees                                                            535
Securities lending fees                                                   225

Total expenses                                                        284,025
Less expense reductions                                               (54,524)

Net expenses                                                          229,501

Net investment loss                                                  (212,675)

REALIZED AND UNREALIZED GAIN

Net realized gain on investments                                    2,088,240
Change in net unrealized appreciation
(depreciation) of Investments                                       2,407,304

Net realized and unrealized gain                                    4,495,544

Increase in net assets from operations                             $4,282,869

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                      10-31-03       4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment loss                                  ($214,497)    ($212,675)
Net realized gain (loss)                            (1,112,209)    2,088,240
Change in net unrealized
appreciation (depreciation)                          4,607,427     2,407,304

Increase in net assets resulting
from operations                                      3,280,721     4,282,869

From Fund share transactions                         5,261,545     3,344,506

NET ASSETS
Beginning of period                                 10,361,121    18,903,387

End of period 2                                    $18,903,387   $26,530,762

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment loss of $17 and $212,692 respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-01 1   10-31-02    10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.00        $9.49       $5.55       $7.39
Net investment loss 3                          (0.07)       (0.09)      (0.08)      (0.06)
Net realized and unrealized
gain (loss) on investments                     (0.44)       (3.84)       1.92        1.64
Total from
investment operations                          (0.51)       (3.93)       1.84        1.58
Less distributions
From net investment income                        --        (0.01)         --          --
Net asset value,
end of period                                  $9.49        $5.55       $7.39       $8.97
Total return 4,5 (%)                           (5.10) 6    (41.46)      33.15       21.38 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $6           $5          $8         $11
Ratio of expenses
to average net assets (%)                       1.60 7       1.60        1.60        1.60 7
Ratio of adjusted expenses
to average net assets 8 (%)                     4.34 7       2.59        2.65        2.07 7
Ratio of net investment loss
to average net assets (%)                      (1.15) 7     (1.29)      (1.35)      (1.45) 7
Portfolio turnover (%)                            63           97         130          51

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                                10-31-01 1   10-31-02    10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.00        $9.44       $5.49       $7.26
Net investment loss 3                          (0.13)       (0.14)      (0.13)      (0.09)
Net realized and unrealized gain
(loss) on investments                          (0.43)       (3.81)       1.90        1.61
Total from
investment operations                          (0.56)       (3.95)       1.77        1.52
Net asset value,
end of period                                  $9.44        $5.49       $7.26       $8.78
Total return 4,5 (%)                           (5.60) 6    (41.84)      32.24       20.94 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $4           $4          $8         $11
Ratio of expenses
to average net assets (%)                       2.30 7       2.30        2.30        2.30 7
Ratio of adjusted expenses
to average net assets 8 (%)                     5.05 7       3.29        3.35        2.77 7
Ratio of net investment loss
to average net assets (%)                      (2.01) 7     (1.99)      (2.05)      (2.15) 7
Portfolio turnover (%)                            63           97         130          51

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

PERIOD ENDED                                10-31-01 1   10-31-02    10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $10.00        $9.44       $5.49       $7.26
Net investment loss 3                          (0.13)       (0.14)      (0.13)      (0.09)
Net realized and unrealized gain
(loss) on investments                          (0.43)       (3.81)       1.90        1.61
Total from
investment operations                          (0.56)       (3.95)       1.77        1.52
Net asset value,
end of period                                  $9.44        $5.49       $7.26       $8.78
Total return 4,5 (%)                           (5.60) 6    (41.84)      32.24       20.94 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $2           $2          $2          $4
Ratio of expenses
to average net assets (%)                       2.30 7       2.30        2.30        2.30 7
Ratio of adjusted expenses
to average net assets 8 (%)                     5.05 7       3.29        3.35        2.77 7
Ratio of net investment loss
to average net assets (%)                      (2.07) 7     (1.99)      (2.05)      (2.15) 7
Portfolio turnover (%)                            63           97         130          51

1 Class A, Class B and Class C shares began operations on 3-1-01.

2 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Biotechnology Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value, as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meet ing of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a com mit ment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $6,741,816 collateralized by cash in the amount of $6,994,899. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $6,698,221 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $139,642, October 31, 2010 -- $5,173,442 and October 31, 2011-- $1,385,137.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting princi ples generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.85% of the next $500,000,000 and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's total expenses, excluding the distribution and service fees, to 1.30% of the Fund's average daily net asset value, at least until February 28, 2005. Accordingly, the expense reductions related to the total expense limitation amounted to $54,524 for the period ended April 30, 2004. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtail ment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $29,400 with regard to sales of Class A shares. Of this amount, $4,492 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $23,009 was paid as sales commissions to unrelated broker- dealers and $1,899 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $2,692 with regard to sales of Class C shares. Of this amount, $2,635 was paid as sales commissions to unrelated broker-dealers and $57 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $12,454 for Class B shares and $1,313 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $9 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensa tion Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                         YEAR ENDED 10-31-03          PERIOD ENDED 4-30-04 1
                      SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                 559,783      $3,876,141       657,757      $5,598,984
Repurchased         (274,305)     (1,674,677)     (505,558)     (4,400,513)
Net increase         285,478      $2,201,464       152,199      $1,198,471

CLASS B SHARES
Sold                 715,050      $4,927,300       371,715      $3,074,274
Repurchased         (354,315)     (2,274,524)     (226,955)     (1,835,609)
Net increase         360,735      $2,652,776       144,760      $1,238,665

CLASS C SHARES
Sold                 111,436        $716,782       165,599      $1,319,979
Repurchased          (52,642)       (309,477)      (51,916)       (412,609)
Net increase          58,794        $407,305       113,683        $907,370

NET INCREASE         705,007      $5,261,545       410,642      $3,344,506

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

NOTE D

Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $14,035,709 and $11,254,602, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $28,766,949. Gross unrealized appreciation and depreciation of investments aggregated $5,970,725 and $642,949, respectively, resulting in net unrealized appreciation of $5,327,776. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                   Balanced Fund
                         Classic Value Fund
                         Core Equity Fund
                         Focused Equity Fund
                         Growth Trends Fund
                         International Fund
                         Large Cap Equity Fund
                         Large Cap Growth Fund
                         Large Cap Select Fund
                         Mid Cap Growth Fund
                         Multi Cap Growth Fund
                         Small Cap Equity Fund
                         Small Cap Growth Fund
                         Sovereign Investors Fund
                         U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                   Biotechnology Fund
                         Financial Industries Fund
                         Health Sciences Fund
                         Real Estate Fund
                         Regional Bank Fund
                         Technology Fund

----------------------------------------------------------
Income                   Bond Fund
                         Government Income Fund
                         High Income Fund
                         High Yield Fund
                         Investment Grade Bond Fund
                         Strategic Income Fund

----------------------------------------------------------
Tax-Free Income          California Tax-Free Income Fund
                         High Yield Municipal Bond Fund
                         Massachusetts Tax-Free Income Fund
                         New York Tax-Free Income Fund
                         Tax-Free Bond Fund

----------------------------------------------------------
Money Market             Money Market Fund
                         U.S. Government Cash Reserve


For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and
Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Biotechnology Fund.


730SA 4/04
      6/04

JOHN HANCOCK
Health Sciences Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
normally invest-
ing at least 80%
of its assets
in stocks of
U.S. and foreign
health-sciences
companies.

Over the last six months

* Health-care stocks posted strong returns, outpacing the overall stock market.

* The Fund benefited from strong stock selection, particularly in the areas of biotechnology, pharmaceuticals and health-care suppliers and equipment.

* Generic drug makers disappointed as investors turned to more attractively valued large, multinational drug makers.

[Bar chart with heading "John Hancock Health Sciences Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 5% with 0% at the bottom and 20% at the top. The first bar represents the 16.94% total return for Class A. The second bar represents the 16.53% total return for Class B. The third bar represents the 16.53% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 5.1%   Pfizer, Inc.
 4.5%   UnitedHealth Group, Inc.
 4.5%   Amgen, Inc.
 4.4%   Medtronic, Inc.
 3.1%   Stryker Corp.
 3.1%   Genentech, Inc.
 2.6%   Teva Pharmaceutical Industries Ltd.
 2.5%   Zimmer Holdings, Inc.
 2.4%   St. Jude Medical, Inc.
 2.2%   Alcon, Inc.

As a percentage of net assets on April 30, 2004.

BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
Health Sciences Fund

Health-care stocks turned in a strong showing during the six months ended April 30, 2004. Not only did the group outpace the stock market overall, but virtually every subsector within the industry posted positive returns. At the head of the pack were biotech stocks. Their gains were fueled largely by positive clinical results for a number of products in development, particularly cancer-related treatments. Medical device manufacturers also enjoyed continued health, as demand for their products increased, partly as a result of the dollar's weakness compared with foreign currencies. And, after trailing their generic counterparts during most of 2003, the stocks of large multinational pharmaceutical companies revived during the period. Investors were attracted by their low valuations, but these issues also got a boost from growing fears of inflation and interest-rate hikes. This environment sent investors flocking to the less interest-sensitive large drug company stocks in what analysts termed a defensive rotation.

"Health-care stocks
 turned in a strong
 showing during the
 six months ended
 April 30, 2004."

PERFORMANCE AND STRATEGY REVIEW

For the six months ended April 30, 2004, John Hancock Health Sciences Fund's Class A, Class B and Class C shares posted total returns of 16.94%, 16.53% and 16.53%, respectively, at net asset value. During the same period, the Russell 3000 Healthcare Index returned 11.84% and the average health/biotechnology fund had a total return of 13.78%, according to Lipper, Inc.,1 while the Standard & Poor's 500 Index returned 6.27%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

The Fund's outperformance of its peer group can be attributed to stock selection across the board, but particularly in the areas of biotechnology, pharmaceuticals and health-care suppliers and equipment.

[A photo of Linda Miller flush right next to first paragraph.]

NEW PRODUCTS BOOST BIOTECHS

At the top of our best-performers list during the period were a number of biotech companies involved in cancer treatment and research. The biggest winner was Genentech, which posted strong gains in part on the strength of its existing cancer drugs. It received an additional boost recently after a positive late-stage clinical trial result for lung cancer drug Tarceva, which it is co-developing with another of our best-performing holdings, OSI Pharmaceuticals. Another standout was Biogen Idec, which already sells a successful drug to treat multiple sclerosis, but was further helped by growing excitement over a new, experimental treatment for the same disease. Tularik, which is developing drugs for esophageal cancer, inflammatory diseases and obesity, also topped our list, fueled by news that Amgen -- the world's largest biotechnology company -- would acquire the 80% of Tularik it did not already own. While that announcement was a positive for Tularik, investors looked upon it as a less favorable development for acquirer Amgen. Concerns about Amgen's ability to digest the acquisition, coupled with an overall rotation away from larger biotech company stocks into smaller ones, caused the stock to be one of our biggest disappointments during the six-month period. That said, we continued to maintain our position in Amgen due in part to the fact that it continues to enjoy steady revenue gains from its cancer-related and arthritis treatments.

"At the top of our best-
 performers list during the
 period were a number
 of biotech companies
 involved in cancer
 treatment and research."

DRUG COMPANIES MIXED

Our drug company holdings turned in mixed results during the year. In a reversal of fortune from last year, some large multinational pharmaceutical companies -- including Pfizer, Novartis and Eli Lily -- rebounded strongly as investors sought out their attractive valuations. Meanwhile, generic drug makers -- such as Mylan Laboratories, Biovail, Barr Pharmaceuticals and Watson Pharmaceuticals -- disappointed, as investors turned away from them due to concerns about their lofty valuations and increased industry competition.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Drugs - biotechnology 26%, the second is Medical devices & products 22%, the third Drugs-specialty & generic 14%, the fourth Health care - services 11% and the fifth Drugs-major 11%.]

Companies involved with medical supplies and equipment continued to be very good contributors to the Fund's performance during the period. Our historic emphasis on companies involved with cardiovascular and orthopedic devices -- including St. Jude Medical, Stryker and Zimmer Holdings -- was rewarded because they enjoyed the ongoing benefits of rising demand for their products from an aging global population. The Fund enjoyed even better results from companies involved with eye care. New products and a positive currency picture helped boost Swiss eye-care company Alcon. Better earnings lifted Cooper Cos., Fisher Scientific International, a maker and distributor of laboratory supplies and scientific equipment, and Dade Behring Holdings, a maker of diagnostic testing kits that detect and measure substances in blood for a number of applications.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into two sections (from top to left): Common stocks 98% and Short-term investments & other 2%.]

In the health-care services area, many of our managed care holdings, including UnitedHealth Group, Mid Atlantic Medical Services and Wellpoint Health Networks, were on a roll. Managed care companies' profits derive from the difference between the premiums they charge their customers and the medical costs they incur. Over the past year or so, medical costs have risen less than expected as employers cut jobs and increased workers' out-of-pocket medical expense. In addition, patients used more generic drugs and delayed unnecessary medical procedures, cutting HMOs' reimbursements. Hefty health-care premium hikes have outpaced the rise in medical costs, resulting in double-digit profit growth for HMOs.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Genentech followed by an up arrow with the phrase "Growing demand for company's cancer treatment." The second listing is Alcon followed by an up arrow with the phrase "Strong sales boost profits." The third listing is Mylan Laboratories followed by a down arrow with the phrase "High-priced generic drug stocks fall out of favor."]

OUTLOOK

The coming six-month period could pose some challenges for health-care stocks. The upcoming U.S. presidential election is bound to escalate attention on national health-care policies. Up until this point, the political environment has been fairly favorable for health-care companies. Whether or not that continues to be the case remains to be seen. Another challenge may be better-than-expected economic growth. Historically speaking, health-care companies tend to do best when the economy is growing at a modest pace. If economic growth accelerates more quickly and interest rates rise substantially, investors may turn their sights elsewhere. As always, there are some stocks in the group that appear to have gotten too expensive relative to their fundamentals, although many reasonably priced opportunities remain. Over the long term, however, we maintain a favorable outlook for the health-care sector because we believe that demographics and new product innovation should continue to power the group.

"The upcoming U.S.
 presidential election
 is bound to escalate
 attention on national
 health-care policies."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect her own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004

                                           Class A      Class B      Class C
Inception date                             10-1-91       3-7-94       3-1-99

Average annual returns with maximum sales charge (POP)
One year                                     25.35%       26.05%       28.75%
Five years                                    7.32%        7.36%        7.44%
Ten years                                    12.42%       12.35%          --
Since inception                                 --           --         6.12%

Cumulative total returns with maximum sales charge (POP)
Six months                                   11.10%       11.53%       14.38%
One year                                     25.35%       26.05%       28.75%
Five years                                   42.34%       42.62%       43.15%
Ten years                                   222.56%      220.42%          --
Since inception                                 --           --        35.89%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

                                                      Russell
             Cum Value    Cum Value                      3000
               of $10K      of $10K      S&P 500   Healthcare
Plot Date     (No Load)     (w/Load)       Index        Index

4-30-04        $10,000       $9,500      $10,000      $10,000
5-31-94          9,950        9,450       10,164       10,506
10-31-94        10,717       10,179       10,633       11,752
4-30-95         11,907       11,309       11,747       13,348
10-31-95        14,040       13,335       13,445       16,360
4-30-96         17,506       16,627       15,295       18,969
10-31-96        15,898       15,100       16,684       20,249
4-30-97         16,332       15,512       19,140       23,003
10-31-97        20,132       19,121       22,042       26,975
4-30-98         23,554       22,371       27,000       34,191
10-31-98        22,932       21,780       26,890       35,982
4-30-99         22,668       21,530       32,892       38,314
10-31-99        23,195       22,031       33,792       39,073
4-30-00         27,289       25,919       36,223       40,279
10-31-00        33,826       32,127       35,850       48,166
4-30-01         30,071       28,561       31,524       44,453
10-31-01        29,238       27,770       26,922       43,824
4-30-02         28,954       27,500       27,544       41,431
10-31-02        25,304       24,034       22,855       35,758
4-30-03         25,735       24,443       23,879       37,084
10-31-03        29,041       27,583       27,609       39,426
4-30-04         33,961       32,256       29,341       43,989

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $43,989 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund, before sales charge, and is equal to $33,961 as of April 30, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $32,256 as of April 30, 2004. The fourth line represents Index 1 and is equal to $29,341 as of April 30, 2004.


                                    Class B 1    Class C 1
Period beginning                    4-30-94       3-1-99
Without sales charge                $32,042      $13,725
With maximum sales charge           $32,042      $13,589
Index 1                             $29,341       $9,653
Index 2                             $43,989      $11,007

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Russell 3000 Healthcare Index -- Index 2 -- is a capitalization-weighted index composed of companies involved in medical services or health care.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                          SHARES          VALUE
COMMON STOCKS 98.10%                                                                                     $308,588,460
(Cost $203,504,674)

Drugs -- Biotechnology 26.02%                                                                              81,847,497
Alkermes, Inc.* +                                                                              100,000      1,533,000
Amgen, Inc.* +                                                                                 250,000     14,067,500
Amylin Pharmaceuticals, Inc.* +                                                                 50,000      1,120,000
Biogen Idec, Inc.* +                                                                           100,000      5,900,000
Chiron Corp.* +                                                                                115,000      5,336,000
Eyetech Pharmaceuticals, Inc.*                                                                 120,000      4,290,000
Genentech, Inc.* +                                                                              80,000      9,824,000
Genzyme Corp.* +                                                                               120,000      5,227,200
Gilead Sciences, Inc.* +                                                                        90,000      5,474,700
Human Genome Sciences, Inc.* +                                                                 125,000      1,525,000
Kosan Biosciences, Inc.                                                                        110,000      1,520,200
Millennium Pharmaceuticals, Inc.*                                                              200,000      2,998,000
Nabi Biopharmaceuticals*                                                                       120,000      1,962,000
Neurocrine Biosciences, Inc.* +                                                                 60,000      3,937,800
NPS Pharmaceuticals, Inc.* +                                                                    85,000      2,129,250
OSI Pharmaceuticals, Inc.* +                                                                    70,000      5,165,300
Protein Design Labs, Inc.* +                                                                    65,000      1,591,200
Sepracor, Inc.* +                                                                               45,000      2,151,450
Telik, Inc.* +                                                                                  60,000      1,408,200
Tularik, Inc.*                                                                                  85,000      2,096,950
Vicuron Pharmaceuticals, Inc.*                                                                  60,000      1,368,600
ZymoGenetics, Inc.*                                                                             77,044      1,221,147

Drugs -- Diversified 2.10%                                                                                  6,603,000
Abbott Laboratories                                                                            150,000      6,603,000

Drugs -- Major 11.16%                                                                                      35,118,470
AstraZeneca Plc American Depositary
Receipts (ADR) (United Kingdom) +                                                               80,000      3,828,000
Lilly (Eli) & Co.                                                                               90,000      6,642,900
Novartis AG (ADR) (Switzerland)                                                                150,000      6,720,000
Pfizer, Inc.                                                                                   450,000     16,092,000
Roche Holding AG (Switzerland)                                                                  17,500      1,835,570

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                          SHARES          VALUE
Drugs -- Specialty and Generic 13.75%                                                                     $43,246,518
Alcon, Inc. (Switzerland)                                                                       95,000      7,053,750
Allergan, Inc.                                                                                  57,000      5,018,850
Atrix Laboratories, Inc.* +                                                                     89,548      2,700,768
Barr Pharmaceuticals, Inc.*                                                                     80,000      3,313,600
Forest Laboratories, Inc.*                                                                      85,000      5,480,800
IVAX Corp.*                                                                                     55,000      1,171,500
Medicines Co. (The)* +                                                                          90,000      2,943,900
Mylan Laboratories, Inc.                                                                       200,000      4,582,000
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                             135,000      8,310,600
Watson Pharmaceuticals, Inc.* +                                                                 75,000      2,670,750

Health Care -- Hospitals 0.26%                                                                                812,600
HCA, Inc.                                                                                       20,000        812,600

Health Care -- Services 11.22%                                                                             35,291,983
Accredo Health, Inc.*                                                                           65,000      2,512,250
Advisory Board Co. (The)* +                                                                     79,500      2,751,495
Caremark Rx, Inc.*                                                                             190,000      6,431,500
Covance, Inc.* +                                                                               110,000      3,711,400
DaVita, Inc.*                                                                                   65,000      3,321,500
ICON Plc (ADR) (Ireland)* +                                                                     91,800      3,662,820
IDX Systems Corp.*                                                                              65,000      2,060,500
Medco Health Solutions, Inc.*                                                                   82,500      2,920,500
Quest Diagnostics, Inc.                                                                          7,500        632,625
Stericycle, Inc.*                                                                               70,000      3,347,400
VCA Antech, Inc.*                                                                               50,000      2,044,500
WebMD Corp.* +                                                                                 215,642      1,895,493

Instruments -- Scientific 4.21%                                                                            13,243,750
Affymetrix, Inc.* +                                                                             80,000      2,444,800
Fisher Scientific International, Inc.* +                                                        55,000      3,220,250
Invitrogen Corp.* +                                                                             90,000      6,500,700
Molecular Devices Corp.*                                                                        55,000      1,078,000

Insurance 6.47%                                                                                            20,360,300
Anthem, Inc.* +4                                                                                 5,000      3,986,100
UnitedHealth Group, Inc.                                                                       230,000     14,140,400
Wellpoint Health Networks, Inc.*                                                                20,000      2,233,800

Medical Devices and Products 22.37%                                                                        70,359,742
ArthroCare Corp.*                                                                              105,945      2,490,767
Beckman Coulter, Inc.                                                                           55,000      3,071,200
Biomet, Inc.                                                                                    35,000      1,382,500
Boston Scientific Corp.*                                                                       150,000      6,178,500
Cooper Cos., Inc. (The)                                                                         55,000      2,970,000
Dade Behring Holdings, Inc.*                                                                    60,000      2,760,000
DENTSPLY International, Inc.                                                                    50,000      2,423,000
Guidant Corp.                                                                                   77,500      4,883,275
Integra LifeSciences Holdings*                                                                  75,000      2,400,000

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                          SHARES          VALUE
Medical Devices and Products (continued)
Kinetic Concepts, Inc.*                                                                         50,000     $2,420,000
Medtronic, Inc.                                                                                275,000     13,876,500
St. Jude Medical, Inc.*                                                                        100,000      7,626,000
Stryker Corp. +                                                                                100,000      9,893,000
Zimmer Holdings, Inc.*                                                                         100,000      7,985,000

Real Estate Investment Trusts 0.54%                                                                         1,704,600
Alexandria Real Estate Equities, Inc.30,000                                                                 1,704,600



                                                                              INTEREST   PAR VALUE
ISSUER, MATURITY DATE                                                         RATE       (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 33.10%                                                                            $104,146,161
(Cost $104,146,161)

Joint Repurchase Agreement 3.07%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 04-30-04, due 05-03-04 (Secured by
U.S. Treasury Inflation Indexed Bond, 3.875%
due 04-15-29 and U.S. Treasury Inflation
Indexed Note, 3.000% due 07-15-12)                                               0.930%         $9,653      9,653,000


                                                                                          SHARES
Cash Equivalents 30.03%
AIM Cash Investment Trust**                                                                 94,493,161     94,493,161

TOTAL INVESTMENTS 131.20%                                                                                $412,734,621

OTHER ASSETS AND LIABILITIES, NET (31.20%)                                                               ($98,160,488)

TOTAL NET ASSETS 100.00%                                                                                 $314,574,133

 + All or a portion of this security is on loan as of April 30, 2004.

 * Non-income-producing security.

** Represents investment of securities lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $307,650,835)
including $91,595,162 of securities loaned                       $412,734,621
Cash                                                                      396
Receivable for investments sold                                       982,529
Receivable for shares sold                                            161,325
Dividends and interest receivable                                      90,015
Other assets                                                           14,764

Total assets                                                      413,983,650

LIABILITIES
Payable for investments purchased                                   3,993,886
Payable for shares repurchased                                        149,044
Payable for securities on loan                                     94,493,161
Payable to affiliates
Management fees                                                       617,731
Distribution and service fees                                          22,761
Other                                                                  74,505
Other payables and accrued expenses                                    58,429

Total liabilities                                                  99,409,517

NET ASSETS
Capital paid-in                                                   211,962,127
Accumulated net realized loss on investments
and foreign currency transactions                                    (390,226)
Net unrealized appreciation of investments
and translation of assets and liabilities
in foreign currencies                                             105,083,809
Accumulated net investment loss                                    (2,081,577)

Net assets                                                       $314,574,133

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($135,830,615 [DIV] 2,919,311 shares)                          $46.53
Class B ($163,531,663 [DIV] 3,802,123 shares)                          $43.01
Class C ($15,211,855 [DIV] 353,687 shares)                             $43.01

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($46.53 [DIV] 95%)                                           $48.98
Class C ($43.01 [DIV] 99%)                                             $43.44

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $32,685)              $706,764
Securities lending                                                    134,917
Interest                                                               47,410

Total investment income                                               889,091

EXPENSES
Investment management fees                                          1,151,612
Class A distribution and service fees                                 188,177
Class B distribution and service fees                                 806,495
Class C distribution and service fees                                  69,330
Transfer agent fees                                                   611,673
Accounting and legal services fees                                     45,092
Registration and filing fees                                           23,931
Professional fees                                                      17,544
Custodian fees                                                         16,889
Printing                                                               14,194
Miscellaneous                                                           9,399
Trustees' fees                                                          7,610
Securities lending fees                                                 3,315

Total expenses                                                      2,965,261
Less expense reductions                                                  (370)

Net expenses                                                        2,964,891

Net investment loss                                                (2,075,800)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                        15,946,762
Foreign currency transactions                                         (14,833)
Change in unrealized appreciation
(depreciation) of
Investments                                                        32,381,220
Translation of assets and liabilities in foreign currencies               (66)

Net realized and unrealized gain                                   48,313,083

Increase in net assets from operations                            $46,237,283

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                              YEAR            PERIOD
                                              ENDED            ENDED
                                              10-31-03       4-30-04 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                        ($4,025,912)  ($2,075,800)
Net realized gain                           19,286,206    15,931,929
Change in net unrealized
appreciation (depreciation)                 21,020,120    32,381,154

Increase in net assets
resulting from operations                   36,280,414    46,237,283
From Fund share transactions               (36,109,836)  (15,623,937)

NET ASSETS
Beginning of period                        283,790,209   283,960,787

End of period 2                           $283,960,787  $314,574,133

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Includes accumulated net investment loss of $5,777 and $2,081,577, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $33.89      $34.28      $49.99      $40.06      $34.67      $39.79
Net investment loss 2                          (0.18)      (0.33)      (0.37)      (0.41)      (0.38)      (0.21)
Net realized and unrealized
gain (loss) on investments                      0.57       16.04       (5.99)      (4.98)       5.50        6.95
Total from
investment operations                           0.39       15.71       (6.36)      (5.39)       5.12        6.74
Less distributions
From net realized gain                            --          --       (3.57)         --          --          --
Net asset value,
end of period                                 $34.28      $49.99      $40.06      $34.67      $39.79      $46.53
Total return 3 (%)                              1.15       45.83      (13.56)     (13.45)      14.77       16.94 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $93        $178        $145        $110        $117        $136
Ratio of expenses
to average net assets (%)                       1.60        1.50        1.50        1.59        1.67        1.56 5
Ratio of net investment loss
to average net assets (%)                      (0.52)      (0.75)      (0.87)      (1.06)      (1.04)      (0.97) 5
Portfolio turnover (%)                            61         147          91          85          95          31


See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                                10-31-99    10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $32.69      $32.83      $47.55      $37.68      $32.39      $36.91
Net investment loss 2                          (0.41)      (0.60)      (0.63)      (0.63)      (0.59)      (0.34)
Net realized and unrealized
gain (loss) on investments                      0.55       15.32       (5.67)      (4.66)       5.11        6.44
Total from
investment operations                           0.14       14.72       (6.30)      (5.29)       4.52        6.10
Less distributions
From net realized gain                            --          --       (3.57)         --          --          --
Net asset value,
end of period                                 $32.83      $47.55      $37.68      $32.39      $36.91      $43.01
Total return 3 (%)                              0.43       44.84      (14.18)     (14.04)      13.95       16.53 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $152        $294        $231        $162        $154        $164
Ratio of expenses
to average net assets (%)                       2.30        2.20        2.20        2.29        2.37        2.26 5
Ratio of net investment loss
to average net assets (%)                      (1.22)      (1.46)      (1.57)      (1.76)      (1.74)      (1.67) 5
Portfolio turnover (%)                            61         147          91          85          95          31


See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

PERIOD ENDED                                10-31-99 6  10-31-00    10-31-01    10-31-02    10-31-03     4-30-04 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $33.94      $32.83      $47.55      $37.68      $32.39      $36.91
Net investment loss 2                          (0.28)      (0.64)      (0.63)      (0.63)      (0.59)      (0.34)
Net realized and unrealized
gain (loss) on investments                     (0.83)      15.36       (5.67)      (4.66)       5.11        6.44
Total from
investment operations                          (1.11)      14.72       (6.30)      (5.29)       4.52        6.10
Less distributions
From net realized gain                            --          --       (3.57)         --          --          --
Net asset value,
end of period                                 $32.83      $47.55      $37.68      $32.39      $36.91      $43.01
Total return 3 (%)                             (3.27) 4    44.84      (14.18)     (14.04)      13.95       16.53 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $2         $14         $15         $12         $13         $15
Ratio of expenses
to average net assets (%)                       2.40 5      2.20        2.20        2.29        2.37        2.26 5
Ratio of net investment loss
to average net assets (%)                      (1.30) 5    (1.50)      (1.58)      (1.76)      (1.73)      (1.67) 5
Portfolio turnover (%)                            61         147          91          85          95          31


1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Class C shares began operations on 3-1-99.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Health Sciences Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $91,595,162 collateralized by cash in the amount of $94,493,161. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $11,828,742 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2010.

Dividends, interest and
distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distribu tions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's daily average net asset value in excess of $200,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commissions offsets applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $370, and had no impact on the Fund's ratio of expenses to average net assets, for the period ended April 30, 2004.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse

JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $98,973 with regard to sales of Class A shares. Of this amount, $13,716 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $67,629 was paid as sales commissions to unrelated broker-dealers and $17,628 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $11,302 with regard to sales of Class C shares. Of this amount, $11,077 was paid as sales commissions to unrelated broker-dealers and $225 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $141,852 for Class B shares and $30 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $122 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John

Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-03            YEAR ENDED 4-30-04 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                         611,552     $22,343,109       388,158     $17,072,710
Repurchased                 (856,289)    (30,738,589)     (407,564)    (17,744,040)
Net decrease                (244,737)    ($8,395,480)      (19,406)      ($671,330)

CLASS B SHARES
Sold                         333,518     $11,357,801       247,236      $9,987,598
Repurchased               (1,141,112)    (38,411,221)     (626,264)    (25,337,165)
Net decrease                (807,594)   ($27,053,420)     (379,028)   ($15,349,567)

CLASS C SHARES
Sold                          65,171      $2,217,346        59,311      $2,403,829
Repurchased                  (86,440)     (2,878,282)      (49,797)     (2,006,869)
Net decrease                 (21,269)      ($660,936)        9,514        $396,960

NET DECREASE              (1,073,600)   ($36,109,836)     (388,920)   ($15,623,937)

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.


NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $91,551,580 and $97,538,142, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $311,371,812. Gross unrealized appreciation and depreciation of investments aggregated $102,219,749 and $856,940, respectively, resulting in net unrealized appreciation of $101,362,809. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                   Balanced Fund
                         Classic Value Fund
                         Core Equity Fund
                         Focused Equity Fund
                         Growth Trends Fund
                         International Fund
                         Large Cap Equity Fund
                         Large Cap Growth Fund
                         Large Cap Select Fund
                         Mid Cap Growth Fund
                         Multi Cap Growth Fund
                         Small Cap Equity Fund
                         Small Cap Growth Fund
                         Sovereign Investors Fund
                         U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                   Biotechnology Fund
                         Financial Industries Fund
                         Health Sciences Fund
                         Real Estate Fund
                         Regional Bank Fund
                         Technology Fund

----------------------------------------------------------
Income                   Bond Fund
                         Government Income Fund
                         High Income Fund
                         High Yield Fund
                         Investment Grade Bond Fund
                         Strategic Income Fund

----------------------------------------------------------
Tax-Free Income          California Tax-Free Income Fund
                         High Yield Municipal Bond Fund
                         Massachusetts Tax-Free Income Fund
                         New York Tax-Free Income Fund
                         Tax-Free Bond Fund

----------------------------------------------------------
Money Market             Money Market Fund
                         U.S. Government Cash Reserve


For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
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Funds investment experts.
------------------------------------------------
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------------------------------------------------

FOR YOUR
INFORMATION


TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Health Sciences Fund.


280SA 4/04
      6/04

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may
recommend nominees to the registrant's Board of Trustees.   A copy of the
procedures is filed as an exhibit to this Form       N-CSR. See attached "John
Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


By:
---------------------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    June 24, 2004